Note 7 - Federal Home Loan Bank Advances - Summary of Federal Home Loan Bank (FHLB) Advances (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Federal Home Loan Bank advances	$ 12,106	$ 11,756	$ 12,320
Fixed Rate Amortizing FHLB Advances [Member]
Federal Home Loan Bank advances		$ 56	$ 120
Weighted average rate		4.30%	4.30%
Fixed Rate Amortizing FHLB Advances [Member] | Minimum [Member]
Stated Interest rate range		4.30%
Fixed Rate Amortizing FHLB Advances [Member] | Maximum [Member]
Stated Interest rate range		4.30%
Fixed Rate FHLB Advances [Member]
Federal Home Loan Bank advances		$ 11,700	$ 12,200
Weighted average rate		1.46%	1.47%
Fixed Rate FHLB Advances [Member] | Minimum [Member]
Stated Interest rate range		1.16%
Fixed Rate FHLB Advances [Member] | Maximum [Member]
Stated Interest rate range		1.78%